Equity	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Equity

27.	Equity
Share capital
At December 31, 2021, the authorized share capital of Stellantis was ninety million Euro (€90,000,000), divided into 4.5 billion (4,500,000,000) Stellantis common shares, nominal value of one Euro cent (€0.01) per share and 4.5 billion (4,499,750,000) class A special voting shares, nominal value of one Euro cent (€0.01) per share each and two hundred and fifty thousand (250,000) class B special voting shares with a nominal value of one euro cent (€0.01) each.
At December 31, 2021, fully paid-up share capital of Stellantis amounted to €31 million (€20 million at December 31, 2020 for Peugeot SA) and consisted of 3,132,618,655 common shares. At December 31, 2021 there was also 208,622 issued special voting shares, all with a par value of €0.01 each. PSA Share Capital at December 31, 2020 was composed of 894,828,213 common shares all with a par value of €1.00 each.
The share capital of Peugeot SA on December 31, 2020 was established at €894,828,213 and divided into shares with a par value of €1.00 each that were fully paid up. Following the merger all these shares were exchanged against the issuance of 1,545,220,196 Stellantis N.V. common shares based on the exchange ratio of 1.742.
In accordance with IFRS 3 - Business Combinations, as applied to a reverse acquisition, the share capital of Stellantis reflects the share capital of the legal acquirer, FCA N.V. with the difference between share capital of the legal acquirer and the accounting acquirer, PSA, being aggregated and shown as part of retained earnings and other reserves.
The following table summarizes the changes in the number of outstanding common shares and special voting shares of Stellantis during the year ended December 31, 2021:

	Former PSA	FCA N.V. - Stellantis N.V.
	Common Shares	Common Shares	Special Voting Shares	Total
Balance at January 1, 2021	894,828,213	1,574,714,499	449,618,514	2,024,333,013
Issuance of Special Voting Shares			200	200
Merger of PSA into FCA:	—	—	—	—
Cancellation of Treasury shares	(7,790,213)	—	—	—
Issuance of Stellantis shares in exchange of PSA shares	(887,038,000)	1,545,220,196	—	1,545,220,196
Withdrawal of Special Voting Shares and their subsequent cancellation	—	—	(449,410,092)	(449,410,092)
Shares issued to serve Long Term Incentive Plans	—	12,683,960	—	12,683,960
Balance at December 31, 2021	—	3,132,618,655	208,622	3,132,827,277
In June 2021, one of the Company's consolidated subsidiaries, ARAMIS SAS ("Aramis") listed a portion of its shares on the Euronext Paris stock exchange. Prior to the listing, the Company held a 70% percent interest in Aramis, and as a result of the IPO, the Company’s interest has been diluted to 61% percent. As there was no loss of control as a result of the listing, the transaction has been accounted for as an equity transaction with €178 million recognized as an increase in non-controlling interest and €121 million recognized as additional retained earnings.
In the context of the contemplated merger with FCA, on December 17, 2019, DFG agreed to sell, and Groupe PSA agreed to buy, up to 30.7 million shares of PSA prior to the earlier of the closing of the Merger or December 31, 2020 at a price based on the market price of PSA share when PSA is notified to effect a sale by DFG (those shares will be cancelled). On the date of commitment, a current financial liability of €685 million was initially recognized against equity to reflect the PSA repurchase obligation with subsequent remeasurement of the liability recorded as financial income (expense). At December 31, 2019, this liability was remeasured at €668 million against a net financial income (expense) of €17 million. On September 23, 2020, PSA repurchased 10 million of its own shares from DFG for a total purchase price of €164 million (excluding costs) that were subsequently cancelled and PSA and DFG agreed to amend the original agreement so that the remaining 20.7 million shares will have to be sold by DFG to third parties by December 31, 2022 in the event those shares have not been sold to PSA by December 31, 2020. As under the amended agreement, as of December 15, 2020 the current financial liability was remeasured to €446 million and reversed against equity as PSA no longer had the obligation to repurchase these 20.7 million shares.
Equity Incentive Plans
Pursuant to the Articles of Association, the Board of Directors is irrevocably authorized to issue shares (common and special voting shares) and to grant rights to subscribe for shares in the capital of the Company. This authorization is up to a maximum aggregate amount of shares as set out in the Articles of Association, as amended from time to time, and limits or excludes the right of pre-emption with respect to common shares.
On April 15, 2021, the Annual General Meeting of Shareholders (“AGM”) resolved to authorize, under certain conditions, the Board of Directors to issue common shares, to grant rights to subscribe for shares under the LTIP and its sub-plans, up to maximum of 100 million common shares, and to exclude pre-emptive rights of shareholders in that regard, both for a period of five years.
Furthermore, the AGM authorized the Board of Directors, for a period of 18 months from the date of the AGM, to repurchase up to a maximum of 10 percent of the Company’s common shares issued as of the date of the AGM. Pursuant to the authorization, which does not entail any obligation for the Company but is designed to provide additional flexibility, the Board of Directors may repurchase common shares in compliance with applicable regulations, subject to certain maximum and minimum price thresholds.
Other reserves:
Other reserves comprised the following:
•legal reserves of €13,030 million at December 31, 2021 (8,670 million at December 31, 2020) determined in accordance with Dutch law and primarily relating to development expenditures capitalized by subsidiaries and their earnings, subject to certain restrictions on distributions to Stellantis;
•capital reserves of €20,840 million at December 31, 2021 (€4,676 million at December 31, 2020);
•retained earnings, after the separation of the legal reserve, of positive €5,664 million (positive €6,622 million at December 31, 2020); and
•profit attributable to owners of the parent of €14,200 million for the year ended December 31, 2021 (€2,173 million for the year ended December 31, 2020).
Other comprehensive income
Other comprehensive income was as follows:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Fair value remeasurement of cash flow hedges	149	107	(34)
of which, reclassified to the income statement	(98)	(32)	3
of which, recognized in equity during the period	247	139	(37)
Gains and losses from remeasurement of financial assets	6	—	—
of which, reclassified to the income statement	—	—	—
of which, recognized in equity during the period	6	—	—
Exchange differences on translating foreign operations	2,005	(377)	(166)
Share of Other comprehensive income/(loss) for equity method investees	(47)	(43)	14
Items relating to discontinued operations	—	(337)	16
Total amounts to be potentially reclassified to profit or loss	2,113	(650)	(170)

Actuarial gains and losses on defined benefit pension obligations	€2,488	€(117)	€241
Share of Other comprehensive income for equity method investees	8	—	—
Items relating to discontinued operations	—	(52)	(27)
Amounts not to be reclassified to profit or loss	2,496	(169)	214

Total Other comprehensive income/(loss) for the period	4,609	(819)	44
Income tax benefit (expense)	(783)	—	(2)
Income tax benefit (expense) - discontinued operations	—	10	24
Total Other comprehensive income/(loss) for the period, net of tax	€3,826	€(809)	€66
Gains and losses arising from the remeasurement of defined benefit plans primarily include actuarial gains and losses arising during the period, the return on plan assets (net of interest income recognized in the Consolidated Income Statement) and any changes in the effect of the asset ceiling. These gains and losses are offset against the related defined benefit plan's net liabilities or assets (Note 20, Employee benefits liabilities).
The following table summarizes the tax effect relating to Other comprehensive income:

	Years ended December 31,
	2021			2020			2019
	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance
	(€ million)
Fair value remeasurement of cash flow hedges	149	(54)	95	107	(31)	76	(34)	2	(32)
Gains and losses from remeasurement of financial assets	€6	€—	€6	€—	€—	€—	€—	€—	€—
Actuarial gains and losses on defined benefit pension obligations	€2,488	€(729)	€1,759	€(117)	€31	€(86)	€241	€(4)	€237
Exchange differences on translating foreign operations	2,005	—	2,005	(377)	—	(377)	(166)	—	(166)
Share of Other comprehensive income/(loss) for equity method investees	(39)	—	(39)	(43)	—	(43)	14	—	14
Items relating to discontinued operations	—	—	—	(389)	10	(379)	(11)	24	13
Total Other comprehensive income/(loss)	€4,609	€(783)	€3,826	€(819)	€10	€(809)	€44	€22	€66
Policies and processes for managing capital
The objectives identified by the Company for managing capital were to create value for shareholders as a whole, safeguard business continuity and support the growth of the Company. As a result, the Company endeavored to maintain an adequate level of capital that, at the same time, enables it to obtain a satisfactory economic return for its shareholders and guarantee economic access to external sources of funds, including by means of achieving an adequate credit rating.
The Company constantly monitors its net financial position in comparison with net equity and the generation of cash from its industrial activities. In order to reach these objectives, the Company continued to aim for improvement in the profitability of its operations. Furthermore, the Board of Directors may make proposals to Stellantis shareholders at a general meeting to reduce or increase share capital or, where permitted by law, to distribute reserves. The Company may also make purchases of treasury shares, without exceeding the limits authorized at a general meeting of Stellantis shareholders, under the same logic of creating value, compatible with the objectives of achieving financial equilibrium and an improvement in the Company's rating.
Dividends proposed, declared and paid
In accordance with the merger of FCA and PSA, on January 4, 2021, FCA declared a conditional special cash distribution of €1.84 per common share corresponding to a total distribution of approximately €2.9 billion, payable to holders of FCA common shares of record as of the close of business on Friday, January 15, 2021. The cash distribution was paid on January 29, 2021.
On March 4, 2021, Stellantis announced a conditional distribution to the holders of its common shares of up to 54,297,006 ordinary shares of Faurecia and up to €308 million in cash, being the proceeds received by Peugeot S.A. in November 2020 from the sale of ordinary shares of Faurecia, payable to holders of Stellantis common shares of record as of Tuesday, March 16, 2021 (the “Distribution”). On March 10, 2021, the Distribution became unconditional, with (i) ex-date on Monday, March 15, 2021; and (ii) record date on Tuesday, March 16, 2021. Holders of Stellantis common shares have been entitled to: (i) 0.017029 ordinary shares of Faurecia; and (ii) €0.096677 for each common share of Stellantis they held on the record date for the Distribution. The distribution occurred on March 22, 2021, resulting in 53,130,574 ordinary shares of Faurecia and €302 million in cash distributed. Faurecia shares of 1,166,432 with a book value of €49 million at December 31, 2021 and €6 million cash were retained to serve warrants that were granted to General Motors, recognizing an equivalent liability within liabilities held for sale.
On April 15, 2021, the AGM approved a special cash distribution of €0.32 per common share corresponding to a total distribution of approximately €1 billion, that was paid on April 28, 2021.
On February 23, 2022, the Company announced a €3.3 billion ordinary dividend to be paid, subject to shareholders approval.
Finalization of dividend policy is underway.